Reconciliation of Fair Value Measurements that Use Significant Unobservable Inputs (Detail) - USD ($) $ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Contingent payments, Fair value as of beginning of period	$ 518	$ 291
Contingent payments, Purchases			$ 269
Contingent payments, additions	0	142
Contingent payments, payments		(12)
Contingent payments, net gains recognized in earnings	(61)	124	18
Contingent payments, Currency translation adjustments	(12)	(27)	4
Contingent payments, conversion to a publicly traded equity security			0
Contingent payments, Fair value as of end of period	$ 445	518	291
Fair value as of December 31, 2012			51
Preferred stock, additions		0	0
Preferred stock, payments		0
Preferred stock, unrealized gains recognized in earnings		0	0
Preferred stock, Currency translation adjustments		$ 0	0
Preferred stock, conversion to a publicly traded equity security			$ (51)